Document And Entity Information	12 Months Ended
Mar. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	ALE Group Holding Limited
Document Type	20-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	19,200,000
Amendment Flag	false
Entity Central Index Key	0001806905
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38773
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Unit 1005, 10/F, Tower A
Entity Address, Address Line Two	New Mandarin Plaza14 Science Museum Road
Entity Address, Address Line Three	Tsim Sha Tsui
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Title of 12(b) Security	None
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York
Business Contact
Document Information Line Items
Entity Address, Address Line One	Unit 1005, 10/F, Tower A
Entity Address, Address Line Two	New Mandarin Plaza14 Science Museum Road
Entity Address, Address Line Three	Tsim Sha Tsui
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Contact Personnel Name	Tak Ching (Anthony) Poon
City Area Code	(+852)
Local Phone Number	3620 2688